Strategic Report (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Information Included In The Strategic Report [Abstract]
Disclosure of operating segments

Retail Banking and Wealth Management (‘RBWM’)	Commercial Banking (‘CMB’)	Global Banking and Markets (‘GB&M’)	Global Private Banking (‘GPB’)
We help 38 million customers across the world to manage their finances, buy their homes, and save and invest for the future.

Our HSBC Premier and Advance propositions are aimed at mass affluent and emerging affluent customers who value international connectivity. For customers with simpler banking needs, we offer a full range of products and services reflecting local requirements.

We support approximately 1.5 million business customers in 53 countries and territories, ranging from small enterprises focused primarily on their domestic markets, through to large companies operating globally.

Our services include working capital, term loans, payment services and international trade facilitation, as well as expertise in mergers and acquisitions, and access to financial markets.

We serve approximately 4,100 clients in more than 50 countries and territories. We support major government, corporate and institutional clients worldwide.

Our product specialists continue to deliver a comprehensive range of transaction banking, financing, advisory, capital markets and risk management services.

We serve high net worth and ultra high net worth individuals and families, including those with international banking needs.

Services provided include Investment Management, which includes advisory and brokerage services, and Private Wealth Solutions, which comprises trusts and estate planning, to protect and preserve wealth for future generations.

Adjusted profit before tax<>
(2017: $6.5bn)	(2017: $6.8bn)	(2017: $5.8bn)	(2017: $0.3bn)
$7.1bn	$7.7bn	$6.1bn	$0.3bn
Adjusted risk-weighted assets<>
(31 Dec 2017: $118.1bn)	(31 Dec 2017: $289.8bn)	(31 Dec 2017: $293.2bn)	(31 Dec 2017: $15.8bn)
$126.9bn	$321.2bn	$281.0bn	$16.8bn
<>Our global businesses are presented on an adjusted basis, which is consistent with the way in which we assess the performance of our global businesses.

Delivery against Group financial targets

Return on tangible equity <> 8.6% Target: >11% by 2020	Adjusted jaws<> (1.2)% Target: positive	Dividends per ordinary share in respect of 2018 $0.51 Target: sustain
(2017: 6.8%)
ÑFor further details, see page 17.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Retail Banking		15,262	13,456	12,690	1,806	13
Current accounts, savings and deposits		8,534	6,296	5,186	2,238	36
Personal lending		6,728	7,160	7,504	(432)	(6)
– mortgages		1,937	2,372	2,585	(435)	(18)
– credit cards		2,880	2,886	3,018	(6)	—
– other personal lending	23	1,911	1,902	1,901	9	—
Wealth Management		6,104	6,215	5,230	(111)	(2)
– investment distribution	24	3,383	3,279	2,902	104	3
– life insurance manufacturing		1,656	1,870	1,362	(214)	(11)
– asset management		1,065	1,066	966	(1)	—
Other	25	569	549	563	20	4
Net operating income	26	21,935	20,220	18,483	1,715	8
Adjusted RoRWA (%)	27	5.8	5.6	4.7
RoTE excluding significant items and UK bank levy (%)		21.0	21.6	16.3
ÑFor footnotes, see page 89.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Global Trade and Receivables Finance		1,865	1,821	1,833	44	2
Credit and Lending		5,342	5,101	5,053	241	5
Global Liquidity and Cash Management		5,802	4,775	4,249	1,027	22
Markets products, Insurance and Investments and Other	28	1,876	1,550	1,521	326	21
Net operating income	26	14,885	13,247	12,656	1,638	12
Adjusted RoRWA (%)	27	2.5	2.4	2.2
RoTE excluding significant items and UK bank levy (%)		14.0	14.0	13.0

ÑFor footnotes, see page 89.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Global Markets		6,490	7,009	6,731	(519)	(7)
– FICC		5,271	5,714	5,720	(443)	(8)
Foreign Exchange		3,022	2,622	2,777	400	15
Rates		1,482	2,147	2,148	(665)	(31)
Credit		767	945	795	(178)	(19)
– Equities		1,219	1,295	1,011	(76)	(6)
Securities Services		1,973	1,772	1,577	201	11
Global Banking		4,115	4,048	3,819	67	2
Global Liquidity and Cash Management		2,645	2,213	1,884	432	20
Global Trade and Receivables Finance		809	757	689	52	7
Principal Investments		224	327	221	(103)	(31)
Credit and funding valuation adjustments	29	(183)	(262)	(55)	79	30
Other	30,31	(561)	(579)	(59)	18	3
Net operating income	26,31	15,512	15,285	14,807	227	1
Adjusted RoRWA (%)	27	2.1	2.0	1.8
RoTE excluding significant items and UK bank levy (%)		10.5	10.6	10.2

ÑFor footnotes, see page 89.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Investment revenue		717	700	738	17	2
Lending		391	393	420	(2)	(1)
Deposit		497	404	345	93	23
Other		180	226	267	(46)	(20)
Net operating income	26	1,785	1,723	1,770	62	4
Adjusted RoRWA (%)	27	2.1	1.9	1.7
RoTE excluding significant items and UK bank levy (%)		9.9	7.1	5.6

ÑFor footnotes, see page 89.

Management view of adjusted revenue<>	Footnotes	2018 $m	2017 $m	2016 $m	2018 vs 2017
					$m	%
Central Treasury	33	662	1,728	1,706	(1,066)	(62)
Legacy portfolios		(93)	(26)	26	(67)	>(100)
Other	34	(746)	(516)	(188)	(230)	(45)
Net operating income	26	(177)	1,186	1,544	(1,363)	(115)
RoTE excluding significant items and UK bank levy (%)		(5.7)%	(5.2)%	(1.9)%
ÑFor footnotes, see page 89.

HSBC adjusted profit before tax and balance sheet data
		2018
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income before change in expected credit losses and other credit impairment charges	26	21,935	14,885	15,512	1,785	(177)	53,940
– external		17,270	14,652	17,986	1,497	2,535	53,940
– inter-segment		4,665	233	(2,474)	288	(2,712)	—
of which: net interest income/(expense)		15,822	10,666	5,259	888	(2,199)	30,436
Change in expected credit losses and other credit impairment charges		(1,177)	(739)	26	8	115	(1,767)
Net operating income/(expense)		20,758	14,146	15,538	1,793	(62)	52,173
Total operating expenses		(13,711)	(6,477)	(9,460)	(1,449)	(1,893)	(32,990)
Operating profit/(loss)		7,047	7,669	6,078	344	(1,955)	19,183
Share of profit in associates and joint ventures		33	—	—	—	2,503	2,536
Adjusted profit before tax		7,080	7,669	6,078	344	548	21,719
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		32.6	35.3	28.0	1.6	2.5	100.0
Adjusted cost efficiency ratio		62.5	43.5	61.0	81.2	(1,069.5)	61.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		361,872	333,162	244,978	39,217	2,467	981,696
Interests in associates and joint ventures		397	—	—	—	22,010	22,407
Total external assets		476,784	360,216	1,012,272	43,790	665,062	2,558,124
Customer accounts		640,924	357,596	290,914	64,658	8,551	1,362,643
Adjusted risk-weighted assets (unaudited)	64	126,865	321,244	281,021	16,824	118,550	864,504

		2017
Net operating income before loan impairment charges and other credit risk provisions	26	20,220	13,247	15,285	1,723	1,186	51,661
– external		17,024	13,378	16,557	1,453	3,249	51,661
– inter-segment		3,196	(131)	(1,272)	270	(2,063)	—
of which: net interest income/(expense)		13,927	9,060	4,851	825	(481)	28,182
Loan impairment charges and other credit risk provisions/(recoveries)		(969)	(465)	(446)	(16)	183	(1,713)
Net operating income		19,251	12,782	14,839	1,707	1,369	49,948
Total operating expenses		(12,786)	(5,953)	(8,991)	(1,411)	(2,090)	(31,231)
Operating profit/(loss)		6,465	6,829	5,848	296	(721)	18,717
Share of profit in associates and joint ventures		14	—	—	—	2,402	2,416
Adjusted profit before tax		6,479	6,829	5,848	296	1,681	21,133
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.6	32.3	27.7	1.4	8.0	100.0
Adjusted cost efficiency ratio		63.2	44.9	58.8	81.9	176.2	60.5
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		332,261	305,213	244,476	39,597	7,294	928,841
Interests in associates and joint ventures		363	—	—	—	21,656	22,019
Total external assets		451,516	336,163	946,747	46,247	662,364	2,443,037
Customer accounts		621,092	351,617	273,080	64,957	10,883	1,321,629
Adjusted risk-weighted assets (unaudited)	64	118,131	289,824	293,135	15,795	128,795	845,680
For footnotes, see page 89.

HSBC adjusted profit before tax and balance sheet data (continued)
		2016
		Retail Banking and Wealth Management	Commercial Banking	Global Banking and Markets	Global Private Banking	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Net operating income before loan impairment charges and other credit risk provisions	26	18,483	12,656	14,807	1,770	1,544	49,260
– external		16,050	12,656	17,488	1,512	1,554	49,260
– inter-segment		2,433	—	(2,681)	258	(10)	—
of which: net interest income		12,906	8,506	4,800	813	1,176	28,201
Loan impairment charges and other credit risk provisions		(1,101)	(986)	(461)	—	(24)	(2,572)
Net operating income		17,382	11,670	14,346	1,770	1,520	46,688
Total operating expenses		(12,144)	(5,747)	(8,846)	(1,484)	(1,926)	(30,147)
Operating profit/(loss)		5,238	5,923	5,500	286	(406)	16,541
Share of profit in associates and joint ventures		20	—	—	—	2,345	2,365
Adjusted profit before tax		5,258	5,923	5,500	286	1,939	18,906
		%	%	%	%	%	%
Share of HSBC’s adjusted profit before tax		27.8	31.3	29.1	1.5	10.3	100.0
Adjusted cost efficiency ratio		65.7	45.4	59.7	83.8	124.7	61.2
Adjusted balance sheet data		$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)		312,393	285,253	230,171	36,222	12,331	876,370
Interests in associates and joint ventures		391	—	—	—	19,635	20,026
Total external assets		421,559	309,905	949,732	43,663	692,740	2,417,599
Customer accounts		595,765	346,746	261,949	71,389	14,344	1,290,193
Adjusted risk-weighted assets (unaudited)	64	111,617	276,705	301,728	15,418	149,680	855,148

For footnotes, see page 89.

Disclosure of remuneration of executive Directors

(in £000)		Base salary	Fixed pay allowance	Cash in lieu of pension	Annual incentive	AML DPA Award[38]	LTI[39]	Sub-total	Taxable benefits	Non-taxable benefits	Notional returns	Total
John Flint[40]	2018	1,028	1,459	308	1,665	—	—	4,460	40	28	54	4,582
	2017	—	—	—	—	—	—	—	—	—	—	—
Stuart Gulliver[41,43]	2018	171	241	51	282	1,530	—	2,275	65	6	41	2,387
	2017	1,250	1,700	375	2,127	—	—	5,452	500	71	63	6,086
Iain Mackay[42,43]	2018	700	950	210	1,088	1,057	—	4,005	80	44	33	4,162
	2017	700	950	210	1,334	—	—	3,194	64	37	42	3,337
Marc Moses	2018	700	950	210	1,324	695	—	3,879	13	38	33	3,963
	2017	700	950	210	1,358	—	—	3,218	16	38	42	3,314
ÑFor footnotes, see page 89.

The values of the significant benefits in the single figure table are set out in the following table.

(Audited)
		Car benefit (UK and Hong Kong)[1]	Hong Kong bank-owned accommodation[1,2]	Tax expense on car benefit and Hong Kong bank-owned accommodation[1]	Insurance benefit (non-taxable)[1]
		(£000)	(£000)	(£000)	(£000)
Stuart Gulliver	2018	—	—	—	—
	2017	—	282	164	63

1
The car benefit, Hong Kong bank-owned accommodation, tax on benefits and insurance benefits for 2018 for all executive Directors are not included in the above table as they were not significant. Taxable benefits during 2018 for Stuart Gulliver as an executive Director includes £41,711 in respect of Hong Kong bank-owned accommodation and £17,117 in respect of tax expense on car benefit and Hong Kong bank-owned accommodation. Further details regarding Stuart Gulliver's benefits between 21 February 2018 and 11 October 2018 are available on page 235.

2
Taxable value determined based on the current market rental value of the bank-owned property in Hong Kong, as estimated by an external lease service provider, plus utility costs, rates, the taxable value of furniture and taking into account the business use of the property.

The following table shows the single figure total remuneration of each executive Director for 2018, together with comparative figures for 2017.

Single figure of remuneration
		Base salary	Fixed pay allowance	Cash in lieu of pension	Annual incentive	AML DPA award[1]	LTI[2]	Sub-total	Taxable benefits	Non-taxable benefits	Notional returns	Total
		(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)	(£000)
John Flint[3]	2018	1,028	1,459	308	1,665	—	—	4,460	40	28	54	4,582
	2017	—	—	—	—	—	—	—	—	—	—	—
Stuart Gulliver[4,6]	2018	171	241	51	282	1,530	—	2,275	65	6	41	2,387
	2017	1,250	1,700	375	2,127	—	—	5,452	500	71	63	6,086
Iain Mackay[5,6]	2018	700	950	210	1,088	1,057	—	4,005	80	44	33	4,162
	2017	700	950	210	1,334	—	—	3,194	64	37	42	3,337
Marc Moses	2018	700	950	210	1,324	695	—	3,879	13	38	33	3,963
	2017	700	950	210	1,358	—	—	3,218	16	38	42	3,314

1
60% of the 2012 annual incentive for Stuart Gulliver and Iain Mackay disclosed in the 2012 Directors’ remuneration report was deferred for five years. The vesting of these awards was subject to a service condition and satisfactory completion of the five-year deferred prosecution agreement ('AML DPA') with the US Department of Justice ('DoJ'). The AML DPA condition was satisfied in March 2018 and the awards were released to the executive Directors. For Marc Moses, the value of the award attributable to services provided as an executive Director between 1 January 2014 and the vesting date has been included in the table.

2
The first LTI award was made in February 2017, with a performance period ending in 2019. Vesting of the first LTI award will be included in the single figure table for the financial year ending on 31 December 2019.

3
John Flint succeeded Stuart Gulliver as Group Chief Executive with effect from 21 February 2018 and his remuneration in the single figure table of remuneration is in respect of services provided as an executive Director. For services rendered between 1 January 2018 and 20 February 2018, he received a salary of £97,139, fixed pay allowance of £130,236, cash in lieu of pension of £28,000 and an annual incentive award of £271,000.

4
Stuart Gulliver stepped down from the Board on 20 February 2018 and retired from the Group on 11 October 2018. His remuneration in the single figure table of remuneration is in respect of services provided as an executive Director. Further details can be found on page 235.

5	Iain Mackay stepped down as executive Director and Group Finance Director on 31 December 2018.

6
To meet regulatory deferral requirements for 2018, 60% of the annual incentive award of Stuart Gulliver and Iain Mackay will be deferred in awards linked to HSBC's shares and will vest in five equal instalments between the third and seventh anniversary of the grant date. On vesting the awards will be subject to a one-year retention period. The deferred awards are subject to the executive Director maintaining a good leaver status during the deferral period.